Equity - Schedule of Option Issued (Details) (6-K)			12 Months Ended
	Dec. 20, 2019 shares $ / shares	Oct. 30, 2019 shares $ / shares	Jun. 30, 2019 shares
Disclosure of classes of share capital [abstract]
Options issued | shares	250,000,000	250,000,000	16,000,000
Dividend yield
Historic volatility and expected volatility	136.00%	136.00%
Option exercise price	$ 0.008	$ 0.008
Fair value of options at grant date	0.004	0.003
Weighted average exercise price	$ 0.008	$ 0.008
Risk-free interest rate	0.85%	0.78%
Expected life of an option	3 years	3 years
Model used	Black-Scholes	Black-Scholes